Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated (Deficit) Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2014	$ 115,909	$ 23,132	$ 114,365	$ (4,306)	$ (17,235)	$ (47)
Balance, shares at Dec. 31, 2014		25,000	7,707,917
Net income	12,745			12,745
Other comprehensive income (loss)	(448)					(448)
Conversion of Series B preferred shares to common shares		$ (859)	$ 859
Conversion of Series B preferred shares to common shares, shares		(928)	118,678
Stock-based compensation	106		$ 106
Stock-based compensation, shares			16,983
Cash dividends ($0.20, $0.22, and $0.25 per share for the year 2015, 2016 and 2017 respectively)	(1,562)			(1,562)
Preferred share dividends	(1,577)			(1,577)
Ending balance at Dec. 31, 2015	125,173	$ 22,273	$ 115,330	5,300	(17,235)	(495)
Balance, shares at Dec. 31, 2015		24,072	7,843,578
Net income	17,217			17,217
Other comprehensive income (loss)	(1,842)					(1,842)
Conversion of Series B preferred shares to common shares	(1)	$ (3,323)	$ 3,322
Conversion of Series B preferred shares to common shares, shares		(3,591)	459,192
Stock-based compensation	323		$ 323
Stock-based compensation, shares			40,739
Cash dividends ($0.20, $0.22, and $0.25 per share for the year 2015, 2016 and 2017 respectively)	(1,753)			(1,753)
Preferred share dividends	(1,501)			(1,501)
Ending balance at Dec. 31, 2016	137,616	$ 18,950	$ 118,975	19,263	(17,235)	(2,337)
Balance, shares at Dec. 31, 2016		20,481	8,343,509
Net income	15,872			15,872
Other comprehensive income (loss)	1,412					1,412
Reclassification of certain income tax effects from accumulated other comprehensive loss	199			199		(199)
Conversion of Series B preferred shares to common shares		$ (1,592)	$ 1,592
Conversion of Series B preferred shares to common shares, shares		(1,721)	220,108
Common share issuance, net of costs	32,821		$ 32,821
Common stock issuance, net of costs, shares			1,610,000
Stock-based compensation	426		$ 426
Stock-based compensation, shares			25,069
Cash dividends ($0.20, $0.22, and $0.25 per share for the year 2015, 2016 and 2017 respectively)	(2,438)			(2,438)
Preferred share dividends	(1,244)			(1,244)
Retirement of common share	(4)		$ (4)
Retirement of common stock, shares			(211)
Ending balance at Dec. 31, 2017	$ 184,461	$ 17,358	$ 153,810	$ 31,652	$ (17,235)	$ (1,124)
Balance, shares at Dec. 31, 2017		18,760	10,198,475